RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Nov. 30, 2019 CAD ($) share	Nov. 30, 2018 CAD ($)	Nov. 30, 2017 CAD ($)
Disclosure of transactions between related parties [line items]
Due to directors and officers	$ 10,035	$ 3,000
Due from directors and officers	$ 25,070	7,400
Number of options granted | share	3,300,000
Expense for the period	$ 692,091
CEO [Member]
Disclosure of transactions between related parties [line items]
Prepayment to related party	26,578
SVP for Engineering Operations [Member]
Disclosure of transactions between related parties [line items]
Prepayment to related party	$ 13,289
Related parties [Member]
Disclosure of transactions between related parties [line items]
Number of options granted | share	1,350,000
Expense for the period	$ 260,145	$ 0	$ 0